FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2004
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              May 12, 2004
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    10571   510450 SH       SOLE                   510450
Affiliated Managers Grp        COM              008252108     7053   129220 SH       SOLE                   129220
America Service Group          COM              02364L109     9188   267867 SH       SOLE                   267867
Andrew Corp.                   COM              034425108     8542   488101 SH       SOLE                   488101
Atlantis Plastics Inc.         COM              049156102     4268   275325 SH       SOLE                   275325
Caraustar Industries Inc.      COM              140909102     7010   601755 SH       SOLE                   601755
Cascade Corp.                  COM              147195101     8891   437975 SH       SOLE                   437975
Columbia Sportswear            COM              198516106     6809   122945 SH       SOLE                   122945
Flowserve Corp.                COM              34354P105     8643   412575 SH       SOLE                   412575
Gainsco Inc.                   COM              363127101      606   721650 SH       SOLE                   721650
IDEX Corp.                     COM              45167R104     4831   111100 SH       SOLE                   111100
Lubrizol Corp.                 COM              549271104     7047   223775 SH       SOLE                   223775
Newfield Exploration           COM              651290108     8355   174325 SH       SOLE                   174325
Newport Corp.                  COM              651824104     8498   508265 SH       SOLE                   508265
OGE Energy Corp.               COM              670837103     7358   278305 SH       SOLE                   278305
Pier 1 Imports Inc.            COM              720279108     7470   315200 SH       SOLE                   315200
Polaris Industries Inc.        COM              731068102     7364   162070 SH       SOLE                   162070
Quanex Corp.                   COM              747620102     7074   166475 SH       SOLE                   166475
Russell 2000 Index Fund        COM              464287655    37879   322100 SH       SOLE                   322100
Smithfield Foods Inc.          COM              832248108     9288   342470 SH       SOLE                   342470
Sport-Haley Inc.               COM              848925103     1339   240437 SH       SOLE                   240437
Tractor Supply Co.             COM              892356106     5149   132970 SH       SOLE                   132970
Trinity Industries Inc.        COM              896522109     8228   295975 SH       SOLE                   295975
URS Corporation                COM              903236107     9315   323675 SH       SOLE                   323675
Washington Federal Inc.        COM              938824109     7712   302094 SH       SOLE                   302094
Andrew Corp Pfd. A Conv.       PFD              034425207      504     2400 SH       SOLE                     2400